Statements of Operations and Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
Subscription revenue	$ 125,794	$ 193,172	$ 459,597	$ 545,257	$ 760,475	$ 834,081
Binary option commissions	87,550		87,550
Forex revenue	8,615	5,717	29,461	49,822	55,822	72,636
Advertising revenue	8,100	12,600	46,780	28,800	28,800	33,100
Total revenue	230,059	211,489	623,388	623,879	845,097	939,817
Cost of services sold	154,181	159,270	447,129	426,055	556,195	531,184
Gross Profit	75,878	52,219	176,259	197,824	288,902	408,633
General & administrative expenses	323,830	175,009	909,624	573,032	948,822	734,555
Commissions for private placement memorandum	158,846		158,846
Advertising expenses	52,135	22,200	131,975	62,050	84,760	220,291
Net (loss) for the year	(458,933)	(144,990)	(1,024,186)	(437,258)	(744,680)	(546,213)
Gain on early extinguishment of debt	33,738		33,738
Loss from continuing operations	$ (425,195)	$ (144,990)	$ (990,448)	$ (437,258)	$ (744,680)	$ (546,213)
Weighted average number of common shares outstanding — basic (in Shares)	34,250,579	34,250,579	34,250,579	34,250,579	35,236,696	43,308,795
Earnings (loss) per share — basic (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding — diluted (in Shares)	42,030,579	42,030,579	42,030,579	42,030,579	46,294,505	43,395,097
Earnings (loss) per shares — diluted (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)